Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Small-Mid Multifactor ETF	Nov. 29, 2024
Fidelity Small-Mid Multifactor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	17.28%
Since Inception	9.71%	[1]
Fidelity Small-Mid Multifactor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.84%
Since Inception	9.29%	[1]
Fidelity Small-Mid Multifactor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.46%
Since Inception	7.59%	[1]
IXYW4
Average Annual Return:
Past 1 year	17.59%
Since Inception	10.05%
WA008
Average Annual Return:
Past 1 year	24.97%
Since Inception	8.57%
WA006
Average Annual Return:
Past 1 year	26.06%
Since Inception	12.75%

[1]	A From February 26, 2019 .